OPERATING LEASES	12 Months Ended
Jul. 31, 2020
Leases [Abstract]
OPERATING LEASES

5. OPERATING LEASES:

Lessor

The Company leases office and retail space to tenants under operating leases in commercial buildings. The rental terms range from approximately 5 to 49 years. The leases provide for the payment of fixed base rent payable monthly in advance as well as reimbursements of real estate taxes and common area costs. The Company has elected to account for lease revenues and the reimbursements of common area costs as a single component included as rental income in our condensed consolidated statements of operations and retained earnings.

The following table disaggregates the Company’s revenues by lease and non-lease components:

	Years Ended July 31,
	2020	2019
Base rent - fixed	$17,392,398	$19,126,372
Reimbursements of common area costs	781,119	769,767
Non-lease components (real estate taxes)	1,358,329	1,190,315
Rental income	$19,531,846	$21,086,454

Rental income for each of the fiscal years 2020 and 2019 is as follows:

	Years Ended July 31,
	2020	2019
Minimum rentals
Company owned property	$10,940,491	$12,448,374
Leased property	6,451,907	6,677,998
	17,392,398	19,126,372
Contingent rentals
Company owned property	1,454,827	1,422,990
Leased property	684,621	537,092
	2,139,448	1,960,082
Total	$19,531,846	$21,086,454

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	As of July 31, 2020
	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2021	$10,114,252	$5,509,242	$15,623,494
2022	8,037,688	3,938,533	11,976,221
2023	7,212,832	3,170,131	10,382,963
2024	5,401,738	2,886,515	8,288,253
2025	5,219,923	2,501,112	7,721,035
After 2025	22,733,655	9,486,990	32,220,645
Total	$58,720,088	$27,492,523	$86,212,611

	As of July 31, 2019
	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2020	$10,038,712	$6,120,283	$16,158,995
2021	9,521,380	5,009,044	14,530,424
2022	7,878,165	4,039,069	11,917,234
2023	7,399,288	3,270,666	10,669,954
2024	6,483,940	2,987,050	9,470,990
After 2024	52,632,826	14,842,540	67,475,366
Total	$93,954,311	$36,268,652	$130,222,963

Lessee

The Company’s real estate operations include leased properties under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2073, including options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements.

In April 2020, four of the Company’s property leases were extended. The effect of these lease extensions on the measurement of operating lease right-of-use assets, liabilities and rent expense follows:

	Operating	Operating	Monthly
	Lease Right-	Lease	Rent
	of-Use-Asset	Liability	Expense
Upon initial adoption, August 1, 2019	$27,104,937	$17,863,507	$249,955
After various lease extensions through April 30, 2020	$37,698,819	$29,326,365	$277,570

Operating lease costs for leased real property was exceeded by sublease rental income from the Company’s real estate operations as follows:

	Years Ended July 31,
	2020	2019
Sublease income	$7,136,528	$7,215,090
Operating lease cost	(4,517,273)	(3,150,327)
Excess of sublease income over lease cost	$2,619,255	$4,064,763

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of July 31, 2020:

Operating
July 31	Leases
2021	$2,024,009
2022	2,116,363
2023	2,132,945
2024	2,150,129
2025	2,167,284
Thereafter	27,551,301
Total undiscounted cash flows	38,142,031
Less: present value discount	(9,097,065)
Total Lease Liabilities	$29,044,966

Other information:
Operating cash flows from operating leases	$1,931,545
Weighted-average remaining lease term - operating leases	18.05 years
Weighted-average discount rate - operating leases	2.89%

The following table represents future minimum lease payments under non-cancelable operating leases at July 31, 2019 as presented in the Company’s Annual Report on Form 10-K:

Operating
July 31	Leases
2020	$1,897,318
2021	1,941,494
2022	2,057,814
2023	2,072,000
2024	2,086,697
After 2024	11,701,293
Total required*	$21,756,616

*	Minimum payments have not been reduced by minimum sublease rentals of $27,492,523 under operating leases due in the future under non-cancelable leases.